PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID AND OTHER CURRENT ASSETS
Deposits	$ 548	$ 548	$ 572
Insurance	608	624	593
Supplier Advances	1,395	575	504
Interest And Taxes	98	147	0
Other	53	82	1,922
Nevada building sale proceeds		0	2,800
Prepaid expenses and other current assets	$ 2,702	$ 1,976	$ 6,391